Shareholders' equity	3 Months Ended
Mar. 31, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity	Shareholders’ equity
We have 200,000,000 total authorized shares with 2,477,672 common shares issued and outstanding at March 31, 2026 and 2025, and the par value per share is KRW10,000.
9.1. Changes in share capital
The following table represents common shares, share capital and premium (in thousands, except shares):

	Common shares	Share capital	Share premium	Total
Balance at January 1, 2025	2,477,672	$21,198	$359,280	$380,478
Balance at March 31, 2025	2,477,672	$21,198	$359,280	$380,478
Balance at January 1, 2026	2,477,672	$21,198	$359,280	$380,478
Balance at March 31, 2026	2,477,672	$21,198	$359,280	$380,478